Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Borrowings
Debentures

(In millions of Korean won and thousands of foreign currencies)			December 31, 2019			December 31, 2020
Type	Maturity	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
MTNP notes 1	Sept. 7, 2034	6.50%	USD 100,000	￦	115,780	USD 100,000	￦	108,800
MTNP notes	July 18, 2026	2.50%	USD 400,000		463,120	USD 400,000		435,200
MTNP notes	Aug. 7, 2022	2.63%	USD 400,000		463,120	USD 400,000		435,200
FR notes	Aug. 20, 2020	—	USD 200,000		231,560	—		—
FR notes 2	Aug. 20, 2023	LIBOR(3M)+0.900%	USD 100,000		115,780	USD 100,000		108,800
MTNP notes	July 6, 2020	—	JPY 4,000,000		42,539	—		—
MTNP notes	July 6, 2021	0.38%	JPY 16,000,000		170,155	JPY 16,000,000		168,682
MTNP notes	Nov. 13, 2020	—	JPY 30,000,000		319,041	—		—
MTNP notes	July 19, 2022	0.22%	JPY 29,600,000		314,787	JPY 29,600,000		312,061
MTNP notes	July 19, 2024	0.33%	JPY 400,000		4,254	JPY 400,000		4,217
FR notes 2	Nov. 1, 2024	LIBOR(3M)+0.980%	USD 350,000		405,230	USD 350,000		380,800
FR notes 2	June 19, 2023	SOR(6M)+0.500%	—		—	SGD 284,000		233,510
MTNP notes	Sept. 1, 2025	1.00%	—		—	USD 400,000		435,200
The 180-2rd Public bond	Apr. 26, 2021	4.71%	—		380,000	—		380,000
The 181-3rd Public bond	Aug. 26, 2021	4.09%	—		250,000	—		250,000
The 182-2nd Public bond	Oct. 28, 2021	4.31%	—		100,000	—		100,000
The 183-2nd Public bond	Dec. 22, 2021	4.09%	—		90,000	—		90,000
The 183-3rd Public bond	Dec. 22, 2031	4.27%	—		160,000	—		160,000
The 184-2nd Public bond	Apr. 10, 2023	2.95%	—		190,000	—		190,000
The 184-3rd Public bond	Apr. 10, 2033	3.17%	—		100,000	—		100,000
The 185-2nd Public bond	Sept. 16, 2020	—	—		300,000	—		—
The 186-3rd Public bond	June 26, 2024	3.42%	—		110,000	—		110,000
The 186-4th Public bond	June 26, 2024	3.70%	—		100,000	—		100,000
The 187-3rd Public bond	Sept. 2, 2024	3.31%	—		170,000	—		170,000
The 187-4th Public bond	Sept. 2, 2034	3.55%	—		100,000	—		100,000
The 188-1st Public bond	Jan. 29, 2020	—	—		160,000	—		—
The 188-2nd Public bond	Jan. 29, 2025	2.45%	—		240,000	—		240,000
The 188-3rd Public bond	Jan. 29, 2035	2.71%	—		50,000	—		50,000
The 189-2nd Public bond	Jan. 28, 2021	1.95%	—		130,000	—		130,000
The 189-3rd Public bond	Jan. 28, 2026	2.20%	—		100,000	—		100,000
The 189-4th Public bond	Jan. 28, 2036	2.35%	—		70,000	—		70,000
The 190-1st Public bond	Jan. 29, 2021	2.55%	—		110,000	—		110,000
The 190-2nd Public bond	Jan. 30, 2023	2.75%	—		150,000	—		150,000
The 190-3rd Public bond	Jan. 30, 2028	2.95%	—		170,000	—		170,000
The 190-4th Public bond	Jan. 30, 2038	2.93%	—		70,000	—		70,000
The 191-1st Public bond	Jan. 14, 2022	2.05%	—		220,000	—		220,000
The 191-2nd Public bond	Jan. 15, 2024	2.09%	—		80,000	—		80,000
The 191-3rd Public bond	Jan. 15, 2029	2.16%	—		110,000	—		110,000
The 191-4th Public bond	Jan. 14, 2039	2.21%	—		90,000	—		90,000
The 192-1st Public bond	Oct. 11, 2022	1.55%	—		340,000	—		340,000
The 192-2nd Public bond	Oct. 11, 2024	1.58%	—		100,000	—		100,000
The 192-3rd Public bond	Oct. 11, 2029	1.62%	—		50,000	—		50,000
The 192-4th Public bond	Oct. 11, 2039	1.67%	—		110,000	—		110,000
The 193-1st Public bond	June 16, 2023	1.17%	—		—	—		150,000
The 193-2nd Public bond	June 17, 2025	1.43%	—		—	—		70,000
The 193-3rd Public bond	June 17, 2030	1.61%	—		—	—		20,000
The 193-4th Public bond	June 15, 2040	1.71%	—		—	—		60,000
The 148th Won-denominated unsecured bond	June 23, 2023	1.51%	—		—	—		100,000

Subtotal					7,045,366			6,962,470
Less: Current portion					(1,052,032)			(1,228,283)
Discount on bonds					(20,780)			(19,847)

Total				￦	5,972,554		￦	5,714,340

1
As at December 31, 2020, the Controlling Company has outstanding notes in the amount of USD 100 million with fixed interest rates under Medium Term Note Program (“MTNP”) registered in the Singapore Stock Exchange, which allowed issuance of notes of up to USD 2,000 million. However, the MTN Program has been suspended since 2007.

2	Libor (3M) and SOR (6M) are approximately 0.238% and 0.185%, respectively as at December 31, 2020.

Summary of Korean Won and Foreign Currency Borrowings
Convertible bonds

(In millions of Korean won and thousands of foreign currencies)				December 31, 2019
Type	Issuance date	Maturity	Annual interest rate	December 31, 2019		December 31, 2020
The 1st CB(Private) 1,2	Jun. 5, 2020	Jun. 5, 2025	0.00%	￦	—	￦	8,000
Redemption premium					—		2,267
Bond discount issuance					—		(4,644)

Subtotal				￦	—	￦	5,623

Current portion				￦	—	￦	—

Total				￦	—	￦	5,623

1	Common shares of Storywiz are subject to conversion (appraisal period: June 5, 2021~ May 4, 2025).
2	Nominal interest rate and maturity yield is approximately 0% and 5% and will be settled on maturity

Summary of Short-term Borrowings
Short-term borrowings

(In millions of Korean won)			December 31, 2019		December 31, 2020
Type	Financial institution	Annual interest rates
Operational	NongHyup Bank	1.740% ~ 2.360%	￦	15,000	￦	40,189
	Shinhan Bank	2.460% ~ 2.960%		57,500		22,500
	Shinhan Bank	CD91+1.431%		—		10,000
	Woori Bank	3.57%		—		1,900
	Korea Development Bank	3.34%		10,000		10,000
	SooHyup Bank	—		1,000		—
	Industrial Bank of Korea	1.74%		—		200
	Hana Bank	4.20%		—		11,000

	Total		￦	83,500	￦	95,789

Summary of Long-term Borrowings
Long-term borrowings

(In millions of Korean won and thousands of foreign currencies)			December 31, 2019			December 31, 2020
Financial institution	Type	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won
Export-Import Bank of Korea	Inter-Korean Cooperation Fund 1	1.50%	—	￦	3,454	—	￦	2,961
Industrial Bank of Korea	General loans	2.98%	—		6,000	—		6,000
Shinhan Bank	General loans	1.94%	—		5,000	—		5,000
	Facility loans 2	LIBOR(3M)+1.340%	USD 25,918		30,008	USD 25,918		28,199
	General loans 2	LIBOR(3M)+1.650%	USD 3,000		3,473	USD 8,910		9,694
	General loans 2	LIBOR(3M)+2.130%	—		—	USD 25,000		27,200
CA-CIB	Long-term CP	1.26%	—		—	—		100,000
NongHyup Bank	Facility loans	2.00%	—		79	—		54
Korea Development Bank	General loans	3.02%	—		10,000	—		10,000
	General loans	3.31%	—		30,000	—		30,000
Others	Kookmin Bank and other 2	LIBOR(3M)+1.850%	USD 87,940		101,816	USD 48,855		53,155
		—	—		950	—		—

Subtotal				￦	190,780		￦	272,263

Less: Current portion				￦	(50,192)		￦	(94,042)

Total				￦	140,588		￦	178,221

1	The above Inter-Korean Cooperation Fund is repayable in installments over 13 years after a seven-year grace period.
2	LIBOR(3M) is approximately 0.238% as at December 31, 2020.

Summary of Repayment of Borrowings Including the Current Liabilities
Repayment schedule of the Group’s borrowings including the portion of current liabilities as at December 31, 2020 is as follows:

(In millions of Korean won)
	Debentures						Borrowings						Total
	In local currency		In foreign currency		Sub- total		In local currency		In foreign currency		Sub- total
Jan 1, 2021 ~ Dec 31, 2021	￦	1,060,000	￦	168,682	￦	1,228,682	￦	147,307	￦	42,524	￦	189,831	￦	1,418,513
Jan 1, 2022 ~ Dec 31, 2022		560,000		747,261		1,307,261		518		38,830		39,348		1,346,609
Jan 1, 2023 ~ Dec 31, 2023		590,000		342,310		932,310		100,500		36,894		137,394		1,069,704
Jan 1, 2024 ~ Dec 31, 2024		460,000		385,017		845,017		493		—		493		845,510
After Jan. 1, 2025		1,678,000		979,200		2,657,200		986		—		986		2,658,186

	￦	4,348,000	￦	2,622,470	￦	6,970,470	￦	249,804	￦	118,248	￦	368,052	￦	7,338,522